American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2025

Value Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.6%
L3Harris Technologies, Inc.	55,448	16,277,869
Lockheed Martin Corp.	36,376	17,593,980
RTX Corp.	125,395	22,997,443
		56,869,292
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	218,668	21,689,679
Automobile Components — 1.3%
BorgWarner, Inc.	249,347	11,235,576
Gentex Corp.	721,944	16,799,637
		28,035,213
Banks — 8.6%
Bank of America Corp.	737,244	40,548,420
JPMorgan Chase & Co.	201,131	64,808,431
PNC Financial Services Group, Inc.	49,355	10,301,869
Truist Financial Corp.	531,667	26,163,333
U.S. Bancorp	918,135	48,991,684
		190,813,737
Beverages — 4.0%
Heineken Holding NV	139,593	10,221,950
Heineken NV	177,994	14,685,736
PepsiCo, Inc.	296,877	42,607,787
Pernod Ricard SA	235,713	20,183,229
		87,698,702
Building Products — 0.8%
A.O. Smith Corp.	272,350	18,214,768
Capital Markets — 5.3%
Bank of New York Mellon Corp.	159,694	18,538,876
Blackrock, Inc.	12,958	13,869,466
Charles Schwab Corp.	296,716	29,644,896
Northern Trust Corp.	118,445	16,178,402
State Street Corp.	185,785	23,968,123
T. Rowe Price Group, Inc.	156,123	15,983,873
		118,183,636
Chemicals — 0.9%
PPG Industries, Inc.	187,688	19,230,512
Communications Equipment — 2.5%
Cisco Systems, Inc.	549,308	42,313,195
F5, Inc.(1)	51,531	13,153,803
		55,466,998
Construction Materials — 0.8%
Amrize Ltd.(1)	184,607	9,983,546
Martin Marietta Materials, Inc.	14,139	8,803,790
		18,787,336
Consumer Staples Distribution & Retail — 1.4%
Koninklijke Ahold Delhaize NV	384,170	15,753,614
Target Corp.	153,893	15,043,041
		30,796,655
Containers and Packaging — 0.9%
Packaging Corp. of America	91,811	18,934,183

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	743,851	18,477,259
Verizon Communications, Inc.	824,857	33,596,425
		52,073,684
Electric Utilities — 3.7%
Duke Energy Corp.	209,866	24,598,394
Evergy, Inc.	306,277	22,202,020
Xcel Energy, Inc.	468,335	34,591,223
		81,391,637
Electrical Equipment — 0.7%
Emerson Electric Co.	118,497	15,726,922
Energy Equipment and Services — 1.0%
Baker Hughes Co.	468,682	21,343,778
Entertainment — 1.0%
Walt Disney Co.	193,133	21,972,741
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class A(1)	92	69,441,600
Fidelity National Information Services, Inc.	223,054	14,824,169
		84,265,769
Food Products — 2.3%
Conagra Brands, Inc.	757,314	13,109,105
Magnum Ice Cream Co. NV(1)	847,556	13,562,187
Mondelez International, Inc., Class A	445,555	23,984,226
		50,655,518
Gas Utilities — 0.7%
ONE Gas, Inc.	191,507	14,793,916
Ground Transportation — 1.2%
Norfolk Southern Corp.	89,507	25,842,461
Health Care Equipment and Supplies — 5.5%
Becton Dickinson & Co.	212,916	41,320,608
Dentsply Sirona, Inc.	992,241	11,341,314
Medtronic PLC	352,163	33,828,778
Zimmer Biomet Holdings, Inc.	393,302	35,365,716
		121,856,416
Health Care Providers and Services — 4.4%
CVS Health Corp.	246,968	19,599,381
Henry Schein, Inc.(1)	228,638	17,280,460
Labcorp Holdings, Inc.	85,049	21,337,093
UnitedHealth Group, Inc.	66,292	21,883,652
Universal Health Services, Inc., Class B	74,852	16,319,233
		96,419,819
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	724,393	11,648,239
Ventas, Inc.	155,078	11,999,936
		23,648,175
Household Durables — 1.4%
Mohawk Industries, Inc.(1)	124,340	13,590,362
PulteGroup, Inc.	141,752	16,621,840
		30,212,202
Household Products — 1.1%
Kimberly-Clark Corp.	231,557	23,361,786
Industrial Conglomerates — 0.5%
Siemens AG	43,307	12,129,267
Insurance — 3.2%
Allstate Corp.	105,101	21,876,773

Reinsurance Group of America, Inc.	116,366	23,675,827
Willis Towers Watson PLC	75,507	24,811,600
		70,364,200
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A	186,550	58,390,150
IT Services — 0.8%
Accenture PLC, Class A	68,253	18,312,280
Life Sciences Tools and Services — 0.7%
ICON PLC(1)	87,835	16,005,294
Machinery — 3.8%
Cummins, Inc.	24,080	12,291,636
Dover Corp.	65,298	12,748,782
Oshkosh Corp.	83,510	10,491,361
PACCAR, Inc.	159,585	17,476,153
Timken Co.	173,994	14,638,115
Toro Co.	196,979	15,506,187
		83,152,234
Media — 0.5%
Omnicom Group, Inc.	141,118	11,395,278
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	215,607	22,737,914
Oil, Gas and Consumable Fuels — 5.4%
Chevron Corp.	245,355	37,394,556
Diamondback Energy, Inc.	95,238	14,317,129
Exxon Mobil Corp.	326,436	39,283,308
TotalEnergies SE	420,676	27,427,229
		118,422,222
Passenger Airlines — 0.5%
Southwest Airlines Co.	293,697	12,138,497
Personal Care Products — 3.5%
Estee Lauder Cos., Inc., Class A	120,664	12,635,934
Kenvue, Inc.	2,029,578	35,010,220
Unilever PLC	456,921	29,896,177
		77,542,331
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	282,913	15,260,327
Johnson & Johnson	295,888	61,234,022
Merck & Co., Inc.	285,277	30,028,257
Roche Holding AG	36,334	15,004,858
Sanofi SA	172,415	16,682,040
		138,209,504
Residential REITs — 0.5%
Equity Residential	186,867	11,780,096
Retail REITs — 1.5%
Agree Realty Corp.	155,605	11,208,228
Realty Income Corp.	168,942	9,523,260
Regency Centers Corp.	177,658	12,263,732
		32,995,220
Semiconductors and Semiconductor Equipment — 3.7%
Analog Devices, Inc.	78,146	21,193,195
Infineon Technologies AG	377,544	16,472,599
QUALCOMM, Inc.	131,005	22,408,405
Teradyne, Inc.	109,326	21,161,141
		81,235,340

Software — 1.1%
Salesforce, Inc.	93,751	24,835,577
Specialized REITs — 0.8%
American Tower Corp.	105,659	18,550,551
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	262,608	22,085,333
TOTAL COMMON STOCKS (Cost $1,542,730,054)		2,158,566,823
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $44,588,466), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $43,723,277) (Cost $43,714,000)		43,714,000
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,586,444,054)		2,202,280,823
OTHER ASSETS AND LIABILITIES — 0.2%		4,740,295
TOTAL NET ASSETS — 100.0%		$2,207,021,118

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	344,555	USD	437,843	UBS AG	3/27/26	$866
USD	5,749,914	CHF	4,525,545	JPMorgan Chase Bank NA	3/27/26	(12,294)
USD	5,748,936	CHF	4,525,545	UBS AG	3/27/26	(13,273)
USD	352,450	CHF	275,230	UBS AG	3/27/26	2,009
USD	31,085,428	EUR	26,319,494	Citibank NA	3/27/26	37,828
USD	4,785,752	EUR	4,051,859	Goldman Sachs & Co. LLC	3/27/26	6,006
USD	31,099,245	EUR	26,319,494	Goldman Sachs & Co. LLC	3/27/26	51,646
USD	31,062,843	EUR	26,319,494	Morgan Stanley & Co. LLC	3/27/26	15,243
USD	3,595,677	EUR	3,053,835	Morgan Stanley & Co. LLC	3/27/26	(6,757)
USD	31,096,877	EUR	26,319,494	UBS AG	3/27/26	49,277
						$130,551

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,966,547,937	$192,018,886	—
Short-Term Investments	—	43,714,000	—
	$1,966,547,937	$235,732,886	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$162,875	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$32,324	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.